Impairment of non-current assets - Exploration and production (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Impairment of non-current assets
Impairment loss - exploration and production segment (reversal of impairment loss) recognized in profit or loss	$ (890,248)	$ 438,020	$ (192,693)
Oilfields
Impairment of non-current assets
Impairment loss - exploration and production segment (reversal of impairment loss) recognized in profit or loss	(888,156)	521,664	(123,652)
Investment in joint ventures
Impairment of non-current assets
Impairment loss - exploration and production segment (reversal of impairment loss) recognized in profit or loss	$ (2,092)	$ (83,644)	$ (69,041)